Consolidated shareholders’ equity - Additional Information (Details) - EUR (€)						12 Months Ended
	Apr. 30, 2019	May 02, 2018	May 10, 2017	Mar. 05, 2017	Mar. 05, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share capital						€ 2,507,692,222
Number of shares (in shares)						1,253,846,111
Par value per share (in euros per share)						€ 2
Award vesting/service period	4 years	4 years	4 years
Expense recognized through equity						€ 5,000,000	€ 4,000,000	€ 4,000,000
Hedges of net investments in foreign operations						€ (260,000,000)	€ (145,000,000)	€ (32,000,000)
Number of stock option not taken for computing diluted earning per share (in shares)						800,000	2,500,000	800,000
May 2, 2018
Disclosure of classes of share capital [line items]
Period of share repurchase program						18 months
May 10, 2017
Disclosure of classes of share capital [line items]
Period of share repurchase program						18 months
May 4, 2016
Disclosure of classes of share capital [line items]
Period of share repurchase program						18 months
May 4, 2015
Disclosure of classes of share capital [line items]
Period of share repurchase program						18 months
Performance share unit plan
Disclosure of classes of share capital [line items]
Award vesting/service period					3 years
Expense recognized through equity				€ 27,000,000
Stock subscription option plan
Disclosure of classes of share capital [line items]
Increase in shareholders equity due to exercise of stock purchase option						€ 270,000,000